Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2021	2020
Long-term financial investments measured at FVOCI	46	28
Long-term financial investments measured at FVPL	6	12
Long-term receivables from customers	110	117
Non-current minimum lease payments from finance lease agreements	35	39
Long-term loans, advances and security deposits	20	22
Total financial assets	217	218
The below table provides detail related to financial instruments as of December 31, 2021 and December 31, 2020.

($ millions)	Note	2021	2020
Cash and cash equivalents
Cash in current accounts		246	262
Cash held in time deposits and money market funds		1,329	1,295
Total cash and cash equivalents		1,575	1,557
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	46	28
Total financial assets - measured at FVOCI		46	28
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,496	1,361
Income tax receivables		9	21
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	309	296
Long-term receivables from customers	12	110	117
Non-current minimum lease payments from finance lease agreements	12	35	39
Long-term loans, advances and security deposits	12	20	22
Total financial assets - measured at amortized costs		1,979	1,856
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	15	3	—
Deferred compensation assets	12	155	137
Current portion of long-term financial investments	15	—	12
Derivative financial instruments	15	3	3
Long-term financial investments	12	6	12
Total financial assets - measured at FVPL		167	164
Total financial assets		3,767	3,605
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	107	162
Lease liabilities	16	67	70
Trade payables		903	876
Total current financial liabilities - measured at amortized cost or cost		1,077	1,108
Non-current financial liabilities
Financial debts	17	3,966	3,949
Lease liabilities	16	339	315
Total non-current financial liabilities - measured at amortized cost or cost		4,305	4,264
Total financial liabilities - measured at amortized cost or cost		5,382	5,372
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	112	157
Derivative financial instruments	17	7	7
Total financial liabilities - measured at FVPL		119	164
Total financial liabilities		5,501	5,536
Net financial assets and financial liabilities		(1,734)	(1,931)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $2,891 million and carrying value of $2,728 million as of December 31, 2021 and a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of maturity analysis of finance lease payments receivable
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2021					2020
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	32	(2)	30	(2)	28	33	(3)	30	(1)	29
Between one and five years	47	(2)	45	(12)	33	55	(3)	52	(18)	34
Later than five years	2	—	2	—	2	32	—	32	(27)	5
Total	81	(4)	77	(14)	63	120	(6)	114	(46)	68
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets	Other non-current assets

($ millions)	2021	2020
Deferred compensation plans	155	137
Prepaid post-employment benefit plans	25	24
Other non-current assets	54	50
Total other non-current assets	234	211